Equity (Deficit) - Summary of Government Contributions to Petroleos Mexicanos through the Ministry of Energy (Detail) - Petróleos Mexicanos - MXN ($) $ in Thousands									6 Months Ended
	Aug. 08, 2024	Jun. 11, 2024	May 21, 2024	May 09, 2024	Mar. 26, 2024	Mar. 07, 2024	Feb. 12, 2024	Jan. 12, 2024	Jun. 30, 2024
Strengthening of financial position
Disclosure of government contributions [line item]
Proceeds from government grants	$ 5,632,399	$ 4,194,241	$ 27,634,576			$ 13,997,554	$ 32,391,756	$ 22,479,358	$ 145,000,000
Strengthening of Financial Position One, March
Disclosure of government contributions [line item]
Proceeds from government grants					$ 5,857,845
Strengthening of Financial Position Two, March
Disclosure of government contributions [line item]
Proceeds from government grants					$ 2,510,505
Strengthening of Financial Position One, May
Disclosure of government contributions [line item]
Proceeds from government grants				$ 21,321,366
Strengthening of Financial Position Two, May
Disclosure of government contributions [line item]
Proceeds from government grants				$ 8,980,400